Quarterly Holdings Report
for
Fidelity® Limited Term Government Fund
February 28, 2023
ISG-NPRT1-0423
1.968340.109
U.S. Government and Government Agency Obligations - 81.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.6%
Fannie Mae 0.625% 4/22/25	319,000	292,113
Freddie Mac 4% 11/25/24	1,500,000	1,467,791
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,759,904
U.S. Treasury Obligations - 80.0%
U.S. Treasury Bonds 3.625% 2/15/53	817,000	777,810
U.S. Treasury Notes:
0.25% 5/15/24	258,000	243,346
0.25% 7/31/25	17,354,000	15,634,869
0.25% 9/30/25	14,373,000	12,885,170
0.25% 10/31/25	5,600,000	5,001,063
0.375% 4/30/25	17,023,000	15,508,219
0.375% 12/31/25	1,226,000	1,093,774
0.75% 3/31/26	939,000	840,222
0.75% 8/31/26	1,200,000	1,059,094
0.875% 9/30/26	5,600,000	4,953,813
1.125% 10/31/26	800,000	712,625
1.125% 8/31/28	2,368,000	2,018,628
1.25% 12/31/26	7,902,000	7,046,053
1.375% 1/31/25	2,300,000	2,155,980
1.5% 2/29/24	18,000,000	17,366,484
1.5% 9/30/24	7,921,000	7,503,291
1.5% 10/31/24	3,410,000	3,222,983
1.5% 1/31/27	1,144,000	1,028,081
1.5% 11/30/28	125,000	108,257
1.625% 9/30/26	552,000	502,234
1.75% 7/31/24	7,660,000	7,312,009
2% 5/31/24	4,240,000	4,080,338
2.25% 4/30/24	3,560,000	3,444,439
2.375% 3/31/29 (b)(c)	1,300,000	1,178,176
2.5% 3/31/27	15,200,000	14,176,375
2.75% 2/15/24 (d)	18,612,000	18,194,688
2.75% 4/30/27	2,200,000	2,070,664
2.75% 7/31/27	3,100,000	2,912,305
3% 6/30/24	15,800,000	15,372,906
3.875% 1/15/26	11,800,000	11,597,188
3.875% 11/30/27	4,110,000	4,051,400
3.875% 12/31/27	10,479,000	10,321,967
4% 2/15/26	2,500,000	2,465,430
4% 2/29/28	3,800,000	3,771,797
4.125% 10/31/27	6,500,000	6,467,500
4.25% 12/31/24	7,000,000	6,921,523
4.5% 11/30/24	2,600,000	2,581,211
4.625% 2/28/25	6,200,000	6,180,141
TOTAL U.S. TREASURY OBLIGATIONS		222,762,053
Other Government Related - 0.4%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,050,000	986,563
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $238,213,353)		225,508,520

U.S. Government Agency - Mortgage Securities - 5.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 2.9%
12 month U.S. LIBOR + 1.360% 3.615% 10/1/35 (e)(f)	2,479	2,486
12 month U.S. LIBOR + 1.460% 3.85% 1/1/35 (e)(f)	3,843	3,845
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (e)(f)	1,061	1,070
12 month U.S. LIBOR + 1.550% 3.098% 2/1/44 (e)(f)	2,674	2,681
12 month U.S. LIBOR + 1.550% 3.2% 5/1/44 (e)(f)	3,885	3,936
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (e)(f)	751	763
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (e)(f)	4,175	4,193
12 month U.S. LIBOR + 1.560% 3.343% 2/1/44 (e)(f)	6,033	6,074
12 month U.S. LIBOR + 1.570% 2.554% 4/1/44 (e)(f)	11,869	11,925
12 month U.S. LIBOR + 1.580% 2.08% 4/1/44 (e)(f)	4,474	4,488
12 month U.S. LIBOR + 1.580% 3.83% 1/1/44 (e)(f)	6,200	6,237
12 month U.S. LIBOR + 1.620% 3.584% 3/1/33 (e)(f)	3,622	3,631
12 month U.S. LIBOR + 1.630% 3.491% 11/1/36 (e)(f)	5,653	5,704
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (e)(f)	5,823	5,902
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (e)(f)	1,343	1,367
12 month U.S. LIBOR + 1.750% 3.701% 7/1/35 (e)(f)	977	983
12 month U.S. LIBOR + 1.770% 4.071% 2/1/37 (e)(f)	13,437	13,544
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (e)(f)	14,776	14,938
12 month U.S. LIBOR + 1.810% 2.521% 2/1/42 (e)(f)	8,726	8,834
12 month U.S. LIBOR + 1.850% 2.429% 4/1/36 (e)(f)	8,603	8,686
12 month U.S. LIBOR + 1.890% 3.586% 8/1/35 (e)(f)	7,296	7,397
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (e)(f)	893	908
6 month U.S. LIBOR + 1.530% 3.258% 12/1/34 (e)(f)	1,527	1,528
6 month U.S. LIBOR + 1.530% 3.437% 3/1/35 (e)(f)	2,071	2,073
6 month U.S. LIBOR + 1.540% 4.295% 4/1/33 (e)(f)	13,435	13,651
6 month U.S. LIBOR + 1.550% 4.211% 10/1/33 (e)(f)	1,437	1,464
6 month U.S. LIBOR + 1.560% 5.64% 7/1/35 (e)(f)	1,213	1,241
U.S. TREASURY 1 YEAR INDEX + 2.180% 4.056% 7/1/36 (e)(f)	6,796	6,858
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (e)(f)	896	909
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (e)(f)	1,920	1,953
U.S. TREASURY 1 YEAR INDEX + 2.300% 4.303% 12/1/32 (e)(f)	36,043	36,618
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.172% 12/1/32 (e)(f)	71,217	72,471
1.5% 11/1/40 to 11/1/41	3,036,630	2,473,384
2% 2/1/28	100,000	93,474
2.5% 1/1/28 to 11/1/36	1,254,176	1,171,103
3% 11/1/34 to 2/1/52	1,161,404	1,066,403
3.5% 3/1/52 to 7/1/52	786,846	717,163
4% 7/1/46 to 10/1/46	884,071	850,870
4.5% 11/1/25 to 6/1/41	213,002	210,361
5% 10/1/52 to 12/1/52	838,461	834,128
5.5% 8/1/25	2,655	2,643
6% to 6% 1/1/34 to 6/1/36	137,443	141,220
6.5% 5/1/27 to 8/1/36	132,923	137,670
TOTAL FANNIE MAE		7,956,777
Freddie Mac - 1.7%
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (e)(f)	28,584	28,868
12 month U.S. LIBOR + 1.880% 4.13% 10/1/41 (e)(f)	35,967	36,356
12 month U.S. LIBOR + 1.900% 3.966% 10/1/42 (e)(f)	11,918	12,036
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (e)(f)	102	102
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (e)(f)	7,587	7,730
6 month U.S. LIBOR + 1.660% 5.54% 7/1/35 (e)(f)	8,892	9,000
6 month U.S. LIBOR + 1.880% 3.488% 10/1/36 (e)(f)	13,358	13,427
6 month U.S. LIBOR + 1.990% 4% 10/1/35 (e)(f)	7,011	7,058
6 month U.S. LIBOR + 2.010% 4.76% 5/1/37 (e)(f)	1,488	1,523
6 month U.S. LIBOR + 2.680% 5.679% 10/1/35 (e)(f)	668	692
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.174% 6/1/33 (e)(f)	10,415	10,473
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.067% 4/1/34 (e)(f)	20,568	20,837
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (e)(f)	11,838	12,106
1.5% 12/1/40 to 4/1/41	833,164	680,416
2.5% 1/1/28 to 5/1/41	1,843,330	1,666,474
3% 9/1/34 to 3/1/52	480,758	442,821
3.5% 7/1/32 to 3/1/52	1,111,867	1,024,390
5% 9/1/35 to 12/1/52	692,409	689,313
6% 1/1/24	2,113	2,112
TOTAL FREDDIE MAC		4,665,734
Ginnie Mae - 0.2%
6% 6/15/36	120,994	124,403
8% 12/15/23	175	175
2% 3/1/53 (g)	250,000	209,543
3.5% 2/20/50	10,066	9,367
4% 7/20/47	253,005	242,869
5.47% 8/20/59 (e)(h)	98	91
TOTAL GINNIE MAE		586,448
Uniform Mortgage Backed Securities - 0.8%
3.5% 3/1/53 (g)	400,000	364,188
3.5% 3/1/53 (g)	650,000	591,805
4% 3/1/53 (g)	700,000	656,578
4% 3/1/53 (g)	700,000	656,578
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,269,149
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,465,714)		15,478,108

Collateralized Mortgage Obligations - 2.6%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 2.6%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.99% 4/25/24 (e)(f)	9,264	9,204
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 5.597% 8/25/31 (e)(f)	13,086	13,225
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 5.1979% 11/18/31 (e)(f)	13,343	13,327
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.617% 4/25/32 (e)(f)	2,904	2,933
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 5.067% 11/25/32 (e)(f)	57,323	57,268
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 5.617% 11/25/32 (e)(f)	5,949	6,008
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 5.547% 6/25/36 (e)(f)	164,963	165,718
planned amortization class Series 2005-64 Class PX, 5.5% 6/25/35	12,938	12,890
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,837	1,830
Series 2004-52 Class KZ, 5.5% 7/25/34	268,571	267,720
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	24,830	570
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 5.537% 3/25/36 (e)(f)	112,910	114,055
Series 2011-67 Class AI, 4% 7/25/26 (i)	7,014	188
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 5.5879% 3/15/32 (e)(f)	13,979	14,116
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 4.9879% 11/15/32 (e)(f)	13,461	13,393
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 5.1879% 2/15/32 (e)(f)	7,356	7,368
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 5.4879% 2/15/33 (e)(f)	37,836	38,127
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 4.9879% 3/15/34 (e)(f)	49,815	49,498
planned amortization class Series 3415 Class PC, 5% 12/15/37	19,802	19,549
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	17,108	17,344
Series 2004-2802 Class ZG, 5.5% 5/15/34	236,341	240,839
Series 2004-2862 Class NE, 5% 9/15/24	24,466	24,406
Series 2145 Class MZ, 6.5% 4/15/29	45,536	45,891
Series 2357 Class ZB, 6.5% 9/15/31	41,585	42,287
Series 3859 Class JZ, 5% 5/15/41	292,507	293,872
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 5.0979% 7/20/37 (e)(f)	29,991	29,802
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 5.0779% 1/20/38 (e)(f)	7,810	7,753
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 5.4579% 8/20/38 (e)(f)	60,627	61,147
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 5.4979% 9/20/38 (e)(f)	45,144	45,596
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 5.19% 11/16/39 (e)(f)	36,170	36,043
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 5.12% 12/16/39 (e)(f)	22,653	22,524
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 7/20/60 (e)(f)(h)	410,565	407,626
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 4.6916% 9/20/60 (e)(f)(h)	493,505	490,045
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 4.6916% 8/20/60 (e)(f)(h)	377,628	374,835
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 4.7716% 12/20/60 (e)(f)(h)	176,840	175,782
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 12/20/60 (e)(f)(h)	173,503	172,870
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 2/20/61 (e)(f)(h)	140,898	140,296
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 4.8816% 2/20/61 (e)(f)(h)	191,562	190,751
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 4/20/61 (e)(f)(h)	138,232	137,655
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (e)(f)(h)	225,159	224,337
Class FC, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (e)(f)(h)	160,999	160,370
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 4.9216% 6/20/61 (e)(f)(h)	181,406	180,800
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 10/20/61 (e)(f)(h)	195,369	194,891
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 11/20/61 (e)(f)(h)	185,424	185,184
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 1/20/62 (e)(f)(h)	111,946	111,805
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 1/20/62 (e)(f)(h)	179,108	178,681
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 3/20/62 (e)(f)(h)	87,098	86,663
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8391% 5/20/61 (e)(f)(h)	1,939	1,920
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.6716% 5/20/63 (e)(f)(h)	2,409	2,368
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.5916% 4/20/63 (e)(f)(h)	3,179	3,132
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5967% 12/20/62 (e)(f)(h)	4,267	4,176
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	121,404	116,740
Series 2017-134 Class BA, 2.5% 11/20/46	33,335	29,956
sequential payer:
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	308,898	302,940
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	687,637	657,720
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(h)	5,108	5,055
Series 2013-H08 Class MA, 3% 3/20/63 (h)	2,296	2,122
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(h)	13,384	12,800
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.23% 5/20/66 (e)(f)(h)	510,815	509,550
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.08% 8/20/66 (e)(f)(h)	641,808	638,994

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,483,902)		7,374,555

Commercial Mortgage Securities - 0.6%
	Principal Amount (a)	Value ($)
Freddie Mac sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	840,000	696,640
Series 2022-150 Class A2, 3.71% 9/25/32	400,000	375,892
Series 2022-K142 Class A2, 2.4% 3/25/32	650,000	549,991
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,800,964)		1,622,523

Foreign Government and Government Agency Obligations - 4.0%
	Principal Amount (a)	Value ($)
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $11,239,330)	11,058,000	11,065,391

Money Market Funds - 16.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (j)	28,328,741	28,334,406
Fidelity Securities Lending Cash Central Fund 4.63% (j)(k)	17,657,133	17,658,899
TOTAL MONEY MARKET FUNDS (Cost $45,993,305)		45,993,305

TOTAL INVESTMENT IN SECURITIES - 110.3% (Cost $321,196,568)	307,042,402
NET OTHER ASSETS (LIABILITIES) - (10.3)%	(28,581,637)
NET ASSETS - 100.0%	278,460,765

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/53	(250,000)	(209,543)

Uniform Mortgage Backed Securities
3.5% 3/1/53	(900,000)	(819,422)
3.5% 3/1/53	(50,000)	(45,523)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(864,945)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,104,206)		(1,074,488)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	270	Jun 2023	55,006,172	(124,982)	(124,982)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	184	Jun 2023	19,698,063	(24,807)	(24,807)

TOTAL PURCHASED					(149,789)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4	Jun 2023	446,625	(383)	(383)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	37	Jun 2023	4,633,094	285	285

TOTAL SOLD					(98)

TOTAL FUTURES CONTRACTS					(149,887)
The notional amount of futures purchased as a percentage of Net Assets is 26.9%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2025	3,207,000	(51,257)	0	(51,257)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2028	380,000	(10,698)	0	(10,698)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2030	671,000	(21,818)	0	(21,818)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2053	163,000	(12,737)	0	(12,737)
TOTAL INTEREST RATE SWAPS							(96,510)	0	(96,510)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $435,019.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $125,068.
(d)	Security or a portion of the security is on loan at period end.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	44,236,072	31,423,622	47,325,288	356,557	-	-	28,334,406	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	-	50,791,565	33,132,666	4,129	-	-	17,658,899	0.1%
Total	44,236,072	82,215,187	80,457,954	360,686	-	-	45,993,305

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations and Foreign Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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